STOCKHOLDERS' EQUITY (Details)		1 Months Ended																																											2 Months Ended	3 Months Ended		12 Months Ended							13 Months Ended	19 Months Ended	43 Months Ended
	Jan. 02, 2015 shares	Apr. 30, 2015 USD ($) shares	Mar. 31, 2015 USD ($) $ / shares shares	Feb. 28, 2015 USD ($) shares	Jan. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Nov. 30, 2014 USD ($) shares	Oct. 31, 2014 USD ($) shares	Sep. 30, 2014 USD ($) shares	Aug. 31, 2014 USD ($) $ / shares shares	Jul. 31, 2014 USD ($) $ / shares shares	Jun. 30, 2014 USD ($) shares	May. 31, 2014 USD ($) $ / shares shares	Mar. 31, 2014 USD ($) $ / shares shares	Feb. 28, 2014 shares	Jan. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Oct. 31, 2013 USD ($) $ / shares shares	Sep. 30, 2013 shares	Aug. 31, 2013 USD ($) $ / shares shares	Aug. 30, 2013 shares	Jul. 31, 2013 USD ($) $ / shares shares	Jun. 30, 2013 USD ($) shares	May. 31, 2013 USD ($) $ / shares shares	Mar. 31, 2013 USD ($) $ / shares shares	Jan. 31, 2013 $ / shares shares	Aug. 31, 2012 USD ($) $ / shares shares	Aug. 30, 2012	Feb. 29, 2012 USD ($) shares	Jan. 31, 2012 USD ($) shares	Sep. 30, 2011	Aug. 31, 2011	Aug. 30, 2011 USD ($) $ / shares shares	May. 31, 2011 USD ($) shares	Jan. 31, 2011 USD ($) $ / shares shares	May. 31, 2010 USD ($) shares	Apr. 30, 2010 USD ($) shares	Jan. 31, 2010 USD ($) $ / shares shares	Jun. 30, 2009 USD ($) $ / shares shares	Feb. 28, 2009 USD ($) $ / shares shares	Jan. 31, 2009 USD ($) $ / shares shares	Apr. 30, 2008 USD ($) $ / shares shares	Jan. 31, 2008 $ / shares shares	Nov. 30, 2007 $ / shares shares	Feb. 28, 2015 USD ($)	Mar. 31, 2015 USD ($) $ / shares shares	Aug. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($) $ / shares shares	Dec. 31, 2010 USD ($) $ / shares shares	Dec. 31, 2009 USD ($)	Dec. 31, 2008 USD ($) shares	Jun. 30, 2014 USD ($) shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 21, 2014 shares
Equity Issuance [Line Items]
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit) | $																																														$ 20,000,000		$ 20,000,000
Term of agreement with institutional investor																																														30 months		30 months
Share issued, value | $																																																$ 16,862	$ 212,156
Pricing model used in calculation of grant-date fair value																																														Black-Scholes
November 2007 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																												1,752,000										750,000
Purchase price of options issued | $ / shares																																												$ 0.72
Expiration period																																												5 years
Option granted, number of shares vesting in installments																																												146,000
Shares rescinded/forfeited																																																						125,000
Stock option expense | $								$ 245,082
Common stock available for issuance before August 21, 2014																																																										8,000,000
Common stock available for issuance																																																										10,000,000
January 2008 Options Issuance [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																											100,000
Purchase price of options issued | $ / shares																																											$ 0.72
Option granted, number of shares vesting in installments																																											25,000
Stock option expense | $								$ 21,462
Vesting immediately																																											25,000
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																										600,000
Expiration period																						5 years
Stock option expense | $																																																$ 24,257	24,658
Exercise price of warrants | $ / shares																						$ 0.90																				$ 0.73
Fair value of warrant | $																						$ 48,915																				$ 976,193
Consulting expense | $																																																						$ 976,193
Frequency of vesting installments																						with 8,333 vesting each month for the first eleven months and 8,337 vesting the twelfth month from date of grant
Vesting period																						12 months
Number of common shares that can be purchased through warrant																						100,000
Stock outstanding						100,000																																										100,000								100,000	100,000
Warrant agreement amendment [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																										400,000
Shares rescinded/forfeited																										200,000
Exercise price of warrants | $ / shares																										$ 0.73
Shares Expired																		400,000
Warrant expiration date																										Oct. 31, 2013
January 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																									5 years
Stock option expense | $																																																					$ 13,136
Option granted, shares (upper limit)																																									25,000
Option granted, purchase price | $ / shares																																									$ 0.25
Option granted, value | $																																									$ 13,136
Proceeds from issuance of common stock and warrants | $																$ 2,500																				$ 3,750
Number of shares purchased																10,000																				15,000
Exercise of options, shares																10,000
February 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																								5 years
Stock option expense | $																																									$ 9,583
Option granted, shares (upper limit)																																								25,000
Option granted, purchase price | $ / shares																																								$ 0.45
Option granted, value | $																																								$ 9,583
Proceeds from issuance of common stock and warrants | $																																																	11,250
June 2009 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																							5 years
Stock option expense | $																																																					21,085
Option granted, shares (upper limit)																																							25,000
Option granted, purchase price | $ / shares																																							$ 0.34
Option granted, value | $																																							$ 21,085
Proceeds from issuance of common stock and warrants | $													$ 8,500
Number of shares purchased													25,000
Warrant Transaction for Accounting Services [Member]
Equity Issuance [Line Items]
Expiration period											5 years																												5 years
Option granted, number of shares vesting in installments											8,337																												23,200
Stock option expense | $																																																$ 32,050				$ 213,459	$ 177,883
Vesting immediately											8,333																												46,400
Exercise price of warrants | $ / shares											$ 0.95																												$ 0.34
Fair value of warrant | $											$ 63,576																												$ 391,342
Proceeds from issuance of common stock and warrants | $												$ 56,580		$ 86,250									$ 6,900						$ 6,900								$ 3,450
Number of shares purchased												164,000		250,000									20,000						20,000								10,000
Frequency of vesting installments																																							monthly
Vesting period											12 months																												18 months
Number of common shares that can be purchased through warrant											100,000																												464,000
Warrants outstanding						100,000						164,000																																				100,000							164,000	100,000	100,000
2010 Common Stock and Warrants one [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares																																																				$ 1.25
Shares Expired																			178,750				143,750
Proceeds from issuance of common stock and warrants | $																									$ 15,625																											$ 1,500,000
Stock issued to purchase common stock, warrants and monetary compensation																																																				1,500,000
Number of shares purchased																																																				12,500
Number of units offered (upper limit)																																																				30
Price per unit | $ / shares																																																				50,000
Warrant expiration extention																									3 months			6 months			1 year
Warrant expiration date, number of shares																									335,000
Warrant expiration date																									Jun. 30, 2013			Mar. 31, 2013			Sep. 30, 2012
Warrant expiration date, transaction two																									Sep. 30, 2013			Jun. 30, 2013			Dec. 31, 2012
2010 Common Stock and Warrants one [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Number of shares purchased																																																				156,250
Warrant expiration date																																																				Sep. 30, 2011
2010 Common Stock and Warrants one [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Number of shares purchased																																																				218,750
Warrant expiration date																																																				Dec. 31, 2011
Common Stock [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants | $																														$ 50,000
Number of shares purchased																									12,500					40,000																						375,000
Units [Member]
Equity Issuance [Line Items]
Price per unit | $ / shares																																																			250,000
Number of shares comprising unit																																															67,000					50,000
Units [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																																			125,000
Exercise price of warrants | $ / shares										$ 1.00																																					$ 1.00
Number of common shares that can be purchased through warrant										33,500																																					33,500
Units [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Number of common shares that can be purchased through option issuance																																																			125,000
Exercise price of warrants | $ / shares										$ 1.25																																					$ 1.25
Number of common shares that can be purchased through warrant										33,500																																					33,500
Warrant Transaction for Legal Services [Member]
Equity Issuance [Line Items]
Expiration period																																			3 years
Stock option expense | $																																																			$ 10,453
Exercise price of warrants | $ / shares																																			$ 1.25
Fair value of warrant | $																																			$ 10,453
Exercise of options, shares																10,000
Number of common shares that can be purchased through warrant																																			10,000
Institutional Investor one [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants | $																																																	$ 1,800,000								$ 6,849,998
Number of shares purchased																																																	1,628,386								5,352,671
Agreement with an institutional investor to sell common stock and investor committed to invest in common stock (upper limit) | $																																		$ 20,000,000
Common stock issued to institutional investor as commitment fee, shares																																		150,830															27,153								103,330
Common stock issued to institutional investor as commitment fee | $																																		$ 162,896															$ 34,274								$ 168,556
Common stock reserved for additional commitment fees to the institutional investor																																		301,659																							198,329
August 2011 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																																	5 years
Option granted, number of shares vesting in installments																																	12,500
Shares rescinded/forfeited																		49,150			62,500
Stock option expense | $																																																	13,531	$ 41,156	17,204
Option granted, shares (upper limit)																																	150,000
Option granted, purchase price | $ / shares																																	$ 1.01
Option granted, value | $																																	$ 123,241
Proceeds from issuance of common stock and warrants | $																		$ 38,734
Frequency of vesting installments																																Quarterly
Vesting period																																	3 years
Beginning date of shares vesting																																Nov. 01, 2011
Exercise of options, shares																		38,350
2011 Common Stock and Warrants one [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants | $																																																			$ 1,000,000
Number of units offered (upper limit)																																																			4
Share issued, shares																																																			1,000,000
Number of common shares that can be purchased through warrant																																																			1,000,000
2011 Common Stock and Warrants one [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares																																																			$ 1.00
Shares Expired																			500,000
2011 Common Stock and Warrants one [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares																																																			$ 1.25
Shares Expired																			500,000
August 2012 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																											5 years
Option granted, number of shares vesting in installments																											12,500
Shares rescinded/forfeited													75,000		25,000
Stock option expense | $																																																$ 3,012	37,242	15,611
Option granted, shares (upper limit)																											100,000
Option granted, purchase price | $ / shares																											$ 0.925
Option granted, value | $																											$ 74,486
Frequency of vesting installments																											Every 3 months
August 2012 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																											5 years
Option granted, number of shares vesting in installments																											6,250
Shares rescinded/forfeited																		18,750									31,250
Stock option expense | $																																																		$ 7,137
Option granted, shares (upper limit)																											50,000
Option granted, purchase price | $ / shares																											$ 0.93
Option granted, value | $																											$ 37,486
Frequency of vesting installments																											Every three months
Stock option expense, net of forfeiture | $																																																	6,920
March 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																									10 years
Option granted, number of shares vesting in installments																									9,375
Stock option expense | $																																																$ 40,539	33,986
Option granted, shares (upper limit)																									75,000
Option granted, purchase price | $ / shares																									$ 1.16
Option granted, value | $																									$ 81,076
Frequency of vesting installments																									Quarterly
Stock outstanding						75,000																																										75,000								75,000	75,000
May 2013 New Employee [Member]
Equity Issuance [Line Items]
Expiration period																								10 years
Option granted, number of shares vesting in installments																								1,250
Shares rescinded/forfeited														2,500			7,500
Stock option expense | $																																																$ 0	2,394
Option granted, shares (upper limit)																								10,000
Option granted, purchase price | $ / shares																								$ 1.03
Option granted, value | $																								$ 9,574
Frequency of vesting installments																								Quarterly
May 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																								10 years
Option granted, number of shares vesting in installments																								25,000
Stock option expense | $																																																$ 20,425	60,399
Option granted, shares (upper limit)																								100,000
Option granted, purchase price | $ / shares																								$ 1.00
Option granted, value | $																								$ 80,824
Stock outstanding						100,000																																										100,000								100,000	100,000
Institutional Investor [Member]
Equity Issuance [Line Items]
Proceeds from issuance of common stock and warrants | $																																																$ 1,036,148	$ 478,500						$ 1,514,647	$ 1,514,647
Number of shares purchased																																																1,063,648	500,000						1,563,648	1,563,648
Common stock issued to institutional investor as commitment fee, shares																							200,000																									15,630	7,642						23,272	23,272
Common stock issued to institutional investor as commitment fee | $																							$ 170,000																									$ 16,862	$ 7,882						$ 24,745	$ 24,745
Common stock reserved for additional commitment fees to the institutional investor																							400,000																																376,728	376,728
August 2013 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Stock option expense | $																																																	17,852
Option granted, shares (upper limit)																				25,000
Option granted, purchase price | $ / shares																				$ 0.84
Option granted, value | $																				$ 17,852
Stock outstanding						25,000																																										25,000								25,000	25,000
Director one [Member]
Equity Issuance [Line Items]
Expiration period																				10 years
Option granted, number of shares vesting in installments																				10,000
Stock option expense | $																																																$ 7,219	28,485
Vesting immediately																				20,000
Option granted, shares (upper limit)																				50,000
Option granted, purchase price | $ / shares																				$ 0.84
Option granted, value | $																				$ 35,704
Frequency of vesting installments																				Quarterly
Beginning date of shares vesting																				Oct. 01, 2013
Stock outstanding						50,000																																										50,000								50,000	50,000
New Director Two [Member]
Equity Issuance [Line Items]
Expiration period																		10 years
Option granted, number of shares vesting in installments																		50,000
Stock option expense | $																																																$ 43,527	50,801
Option granted, shares (upper limit)																		200,000
Option granted, purchase price | $ / shares																		$ 0.93
Option granted, value | $																		$ 174,106
Frequency of vesting installments																		Annual
Beginning date of shares vesting																		Nov. 01, 2013
Stock outstanding						200,000																																										200,000								200,000	200,000
Senior Advisor [Member]
Equity Issuance [Line Items]
Expiration period																	5 years																													5 years
Option granted, number of shares vesting in installments																	7,500																													7,500
Stock option expense | $																																														$ 11,997		$ 53,313	$ 0
Vesting immediately																	25,000																													25,000
Exercise price of warrants | $ / shares			$ 0.77														$ 0.715																													$ 0.77			$ 0.715
Fair value of warrant | $			$ 48,656														$ 53,313																													$ 48,656			$ 53,313
Frequency of vesting installments																	Monthly																													monthly
Vesting period																	10 months																													10 months
Number of common shares that can be purchased through warrant			100,000			100,000											100,000																													100,000		100,000	100,000							100,000	100,000
March 2014 New Employee 1 [Member]
Equity Issuance [Line Items]
Expiration period														10 years
Option granted, number of shares vesting in installments														3,750
Stock option expense | $																																																$ 10,100
Option granted, shares (upper limit)														30,000
Option granted, purchase price | $ / shares														$ 0.92
Option granted, value | $														$ 23,304
Frequency of vesting installments														Quarterly
Stock outstanding						30,000																																										30,000								30,000	30,000
March 2014 New Employee 2 [Member]
Equity Issuance [Line Items]
Expiration period														10 years
Option granted, number of shares vesting in installments														9,375
Stock option expense | $																																																$ 24,829
Option granted, shares (upper limit)														75,000
Option granted, purchase price | $ / shares														$ 0.92
Option granted, value | $														$ 58,384
Frequency of vesting installments														Quarterly
Stock outstanding						75,000																																										75,000								75,000	75,000
March 2014 New Employee 3 [Member]
Equity Issuance [Line Items]
Expiration period														10 years
Option granted, number of shares vesting in installments														6,250
Stock option expense | $																																																$ 16,164
Option granted, shares (upper limit)														50,000
Option granted, purchase price | $ / shares														$ 0.92
Option granted, value | $														$ 38,922
Frequency of vesting installments														Quarterly
Stock outstanding						50,000																																										50,000								50,000	50,000
March 2014 New Employee 4 [Member]
Equity Issuance [Line Items]
Expiration period														10 years
Option granted, number of shares vesting in installments														15,625
Stock option expense | $																																																$ 47,975
Option granted, shares (upper limit)														125,000
Option granted, purchase price | $ / shares														$ 0.92
Option granted, value | $														$ 96,211
Frequency of vesting installments														Quarterly
Beginning date of shares vesting														Apr. 01, 2014
Stock outstanding						125,000																																										125,000								125,000	125,000
March 2014 New Employee 5 [Member]
Equity Issuance [Line Items]
Expiration period														10 years
Option granted, number of shares vesting in installments														7,500
Stock option expense | $																																																$ 22,162
Option granted, shares (upper limit)														30,000
Option granted, purchase price | $ / shares														$ 0.92
Option granted, value | $														$ 22,222
Frequency of vesting installments														Quarterly
Stock outstanding						30,000																																										30,000								30,000	30,000
Chief Executive Officer [Member]
Equity Issuance [Line Items]
Expiration period														10 years
Option granted, number of shares vesting in installments														10,000
Stock option expense | $																																																$ 29,550
Option granted, shares (upper limit)														40,000
Option granted, purchase price | $ / shares														$ 0.92
Option granted, value | $														$ 29,630
Frequency of vesting installments														Quarterly
Beginning date of shares vesting														Apr. 01, 2014
Stock outstanding						40,000																																										40,000								40,000	40,000
Warrant Transaction for Consulting Services [Member]
Equity Issuance [Line Items]
Expiration period														5 years
Option granted, number of shares vesting in installments														7,500
Shares rescinded/forfeited								22,500
Stock option expense | $																																																$ 39,061
Vesting immediately														25,000
Exercise price of warrants | $ / shares														$ 0.92
Fair value of warrant | $														$ 66,936
Frequency of vesting installments														Monthly
Beginning date of shares vesting														Apr. 01, 2014
Number of common shares that can be purchased through warrant														100,000
Stock outstanding						77,500																																										77,500								77,500	77,500
Option granted, total number of shares vesting in installments														75,000
New Director [Member]
Equity Issuance [Line Items]
Expiration period													10 years
Option granted, number of shares vesting in installments													50,000
Stock option expense | $																																																$ 50,264
Vesting immediately													50,000
Option granted, shares (upper limit)													200,000
Option granted, purchase price | $ / shares													$ 0.763
Option granted, value | $													$ 122,515
Frequency of vesting installments													Annually
Stock outstanding						200,000																																										200,000								200,000	200,000
New Director [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Expiration period																																																				5 years
Option granted, number of shares vesting in installments																																																				162,500
Stock option expense | $																																																			$ 306,765	$ 580,167
Vesting immediately																																																			487,500	162,500
Exercise price of warrants | $ / shares																																																				$ 1.51
Fair value of warrant | $																																																				$ 1,188,000
Shares Expired					(487,500)
Frequency of vesting installments																																																				annual
Vesting period																																																				3 years
Number of common shares that can be purchased through warrant																																																			650,000	650,000
New Director One [Member]
Equity Issuance [Line Items]
Expiration period																																						5 years
Option granted, number of shares vesting in installments																																						162,500
Stock option expense | $																																																			$ 306,765	$ 580,167
Vesting immediately																																						162,500
Exercise price of warrants | $ / shares																																						$ 1.51
Fair value of warrant | $																																						$ 1,188,000
Shares Expired																																																			(487,500)
Vesting period																																						3 years
Number of common shares that can be purchased through warrant																																						650,000
New Director One [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Shares Expired	(487,500)
Common Stock and Warrants [Member]
Equity Issuance [Line Items]
Expiration period											5 years	5 years
Proceeds from issuance of common stock and warrants | $																																															$ 3,140,000
Number of units offered (upper limit)																																															60
Price per unit | $ / shares																																															50,000
Share issued, shares																																															4,207,600
Number of common shares that can be purchased through warrant										4,207,600																																					4,207,600
Common Stock and Warrants [Member] | Warrant One [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares						$ 1.00																																										$ 1.00								$ 1.00	$ 1.00
Number of common shares that can be purchased through warrant						2,103,800																																										2,103,800								2,103,800	2,103,800
Common Stock and Warrants [Member] | Warrant Two [Member]
Equity Issuance [Line Items]
Exercise price of warrants | $ / shares						$ 1.25																																										$ 1.25								$ 1.25	$ 1.25
Number of common shares that can be purchased through warrant						2,103,800																																										2,103,800								2,103,800	2,103,800
Director Serving on Operations Committee [Member]
Equity Issuance [Line Items]
Stock option expense | $																																														$ 6,000		$ 14,000
Share issued, shares			2,316	2,576	2,524	2,487	2,322	2,408	2,121	1,897	2,081	2,371
Share issued, value | $			$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000	$ 2,000
Director Serving on Operations Committee [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Share issued, shares		2,295		2,576	2,524
Share issued, value | $		$ 2,000																																											$ 4,000
Common stock for investor relations services [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services			6,250	6,250	6,250	6,250	6,250
Fair value of common stock issued for investor relations services | $			$ 5,250	$ 4,938	$ 5,062	$ 5,063	$ 5,437
Investor relations expense | $																																														$ 15,250		10,500
Common stock for investor relations services [Member] | Subsequent Event [Member]
Equity Issuance [Line Items]
Number of common stock issued for investor relations services		6,250	6,250	6,250	6,250
Fair value of common stock issued for investor relations services | $		$ 5,438	$ 5,250	$ 4,938	$ 5,056
January 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period																																														10 years
Option granted, number of shares vesting in installments																																														7,500
Stock option expense | $																																														$ 7,322
Vesting immediately																																														7,500
Option granted, shares (upper limit)																																														15,000
Option granted, purchase price | $ / shares																																														$ 0.77
Option granted, value | $																																														$ 7,362
Vesting period																																														3 months
Stock outstanding			15,000																																											15,000
Five Independent Directors [Member]
Equity Issuance [Line Items]
Expiration period																10 years																														10 years
Option granted, number of shares vesting in installments																10,000																														10,000
Stock option expense | $																																														$ 73,815		$ 117,760
Vesting immediately																20,000																														20,000
Option granted, shares (upper limit)																50,000																														50,000
Option granted, purchase price | $ / shares																$ 0.715																														$ 0.80
Option granted, value | $																$ 29,440																														$ 24,901
Frequency of vesting installments																Quarterly																														quarterly
Beginning date of shares vesting																Apr. 01, 2014																														Apr. 01, 2015
Stock outstanding			250,000			200,000																																								250,000		200,000								200,000	200,000
March 2015 Employee [Member]
Equity Issuance [Line Items]
Expiration period																																														10 years
Stock option expense | $																																														$ 1,231
Option granted, shares (upper limit)																																														2,500
Option granted, purchase price | $ / shares																																														$ 0.80
Option granted, value | $																																														$ 1,231
Stock outstanding			2,500																																											2,500